Long Term Deposits	12 Months Ended
Mar. 31, 2024
Long Term Deposits [Abstract]
LONG TERM DEPOSITS

Note 11 – LONG TERM DEPOSITS

As of March 31, 2024 and March 31, 2023, long term deposits amounted to $1,119,006 and $1,038,125, respectively. Long term deposits are sums deposited with, or advanced to, landlords for the purpose of securing retail store leases that the Company does not anticipate applying or being returned within the next twelve months. Most of the Company’s landlords require a minimum payment of nine months’ rent, paid up front, plus additional deposits.